EQUITY - Common Shares (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Common stock, par value (in dollars per share)		$ 0
Common stock, shares issued		232,793,335	225,465,654
Common shares held in trust		542,894	500,514
RSU
EQUITY
Common shares held in trust		360,381	369,972
RSU | Maximum
EQUITY
Vesting period		3 years
PSU
EQUITY
Common shares held in trust		176,333	124,500
Vesting period		3 years
LTIP | Minimum
EQUITY
Vesting period	18 months
LTIP | Maximum
EQUITY
Vesting period	36 months
LTIP | Partnership and Canadian Malartic Corporation
EQUITY
Percentage of deferred cash	50.00%
Percentage of asset comprised of common shares	25.00%
LTIP | Canadian Malartic Corporation
EQUITY
Common shares held in trust		6,180	6,042
LTIP | Yamana
EQUITY
Percentage of asset comprised of common shares	25.00%